UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number 811-07533

                              The Lou Holland Trust
               (Exact name of registrant as specified in charter)

                        One North Wacker Drive, Suite 700
                                Chicago, IL 60606
                    (Address of principal executive offices)

                                LOUIS A. HOLLAND
                        Holland Capital Management, L.P.
                        One North Wacker Drive, Suite 700
                                Chicago, IL 60606
                     (Name and address of agent for service)

                                    Copy to:
                                SUSAN CHAMBERLAIN
                        Holland Capital Management, L.P.
                        One North Wacker Drive, Suite 700
                                Chicago, IL 60606


Registrant's telephone number, including area code:  (312) 553-4844

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006


     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.


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ITEM 1. SCHEDULE OF INVESTMENTS.

The following is a copy of the unaudited schedule as of the close of the reporting period as set forth in ss.ss. 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12.14]:

THE LOU HOLLAND GROWTH FUND (UNAUDITED)
SCHEDULE OF INVESTMENTS
MARCH 31, 2006
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

THE LOU HOLLAND GROWTH FUND
                                                                                                 MARKET
COMMON STOCKS - 98.4%                                                     SHARES                  VALUE
---------------------                                                     ------              ------------
AUTO & TRANSPORTATION - 1.3%
  FedEx Corp.                                                              8,075                  $911,990

CONSUMER DISCRETIONARY - 10.3%
  Carnival Corp.                                                          11,400                   540,018
  Cheesecake Factory Inc. (a)                                             31,350                 1,174,057
  Comcast Corp. - Class A (a)                                             20,700                   541,512
  Kohl's Corp. (a)                                                        21,900                 1,160,919
  Omnicom Group Inc.                                                      11,500                   957,375
  Time Warner Inc.                                                        37,400                   627,946
  Viacom Inc. (a)                                                         12,150                   471,420
  Wal-Mart Stores Inc.                                                    15,600                   736,944
  Weight Watchers International Inc.                                      15,150                   778,710
                                                                                                   -------
                                                                                                 6,988,901
CONSUMER STAPLES - 4.2%
  PepsiCo Inc.                                                            27,200                 1,571,888
  Walgreen Co.                                                            28,850                 1,244,300
                                                                                                 ---------
                                                                                                 2,816,188
ENERGY/OIL - 12.8%
  Apache Corp.                                                            10,300                   674,753
  BJ Services Co.                                                         28,250                   977,450
  BP Plc - ADR                                                            13,250                   913,455
  Chevron Corp.                                                           17,950                 1,040,562
  Exxon Mobil Corp.                                                       19,750                 1,201,985
  Halliburton Co.                                                         10,000                   730,200
  Noble Corp.                                                             15,200                 1,232,720
  XTO Energy Inc.                                                         44,050                 1,919,258
                                                                                                 ---------
                                                                                                 8,690,383
FINANCIAL/INSURANCE - 4.5%
  Aflac Inc.                                                              15,550                   701,772
  American International Group Inc.                                       35,900                 2,372,631
                                                                                                 ---------
                                                                                                 3,074,403
FINANCIALS - 9.9%
  Bank of America Corp.                                                   22,100                 1,006,434
  Citigroup Inc.                                                          31,400                 1,483,022
  Countrywide Financial Corp.                                             34,650                 1,271,655
  Fannie Mae                                                              20,950                 1,076,830
  Goldman Sachs Group Inc.                                                 5,850                   918,216
  H&R Block Inc.                                                          43,200                   935,280
                                                                                                   -------
                                                                                                 6,691,437
HEALTHCARE/OTHER - 9.9%
  Aetna Inc.                                                              16,950                   832,923
  Baxter International Inc.                                               30,000                 1,164,300
  Boston Scientific Corp. (a)                                             64,000                $1,475,200
  IMS Health Inc.                                                         40,450                 1,042,396
  Invitrogen Corp. (a)                                                    10,200                   715,326
  Laboratory Corp of America Holdings (a)                                 13,650                   798,252
  Medtronic Inc.                                                          13,200                   669,900
                                                                                                   -------
                                                                                                 6,698,297
HEALTHCARE/PHARMACEUTICAL - 12.6%
  Eli Lilly & Co.                                                         18,550                 1,025,815
  Genzyme Corp. (a)                                                       11,900                   799,918
  Johnson & Johnson                                                       31,000                 1,835,820
  Novartis AG - ADR                                                       34,400                 1,907,136
  Schering-Plough Corp.                                                   92,450                 1,755,626
  Teva Pharmaceutical Industries Ltd. - ADR                               28,800                 1,185,984
                                                                                                 ---------
                                                                                                 8,510,299
OTHER/CONGLOMERATE - 3.3%
  General Electric Corp.                                                  64,500                 2,243,310

TECHNOLOGY/HARDWARE - 4.5%
  Intel Corp.                                                             61,200                 1,184,220
  International Business Machines Corp.                                    8,800                   725,736
  Linear Technology Corp.                                                 31,750                 1,113,790
                                                                                                 ---------
                                                                                                 3,023,746
TECHNOLOGY/SERVICE - 10.8%
  Affiliated Computer Services Inc. - Class A                             20,200                 1,205,132
  Automatic Data Processing Inc.                                          25,100                 1,146,568
  CDW Corp.                                                               29,300                 1,724,305
  Citrix Systems Inc. (a)                                                 84,900                 3,217,710
                                                                                                 ---------
                                                                                                 7,293,715
TECHNOLOGY/SOFTWARE - 9.5%
  Adobe Systems Inc. (a)                                                  28,850                 1,007,442
  Cognos Inc. (a)                                                         26,850                 1,044,465
  Microsoft Corp.                                                        106,150                 2,888,342
  Symantec Corp. (a)                                                      52,600                   885,258
  Zebra Technologies Corp. (a)                                            14,000                   626,080
                                                                                                   -------
                                                                                                 6,451,587
TELECOMMUNICATION SERVICE - 2.2%
  Motorola Inc.                                                           65,200                 1,493,732

UTILITIES - 2.6%
  Kinder Morgan Inc.                                                       9,850                   906,101
  Questar Corp.                                                           12,550                   879,128
                                                                                                   -------
                                                                                                 1,785,229

  Total Common Stocks (cost $58,921,037)                                                       $66,673,219

SHORT TERM INVESTMENTS - 1.9%
VARIABLE RATE DEMAND NOTE - 1.9%
  US Bank NA, 4.64%                                                    1,309,434                 1,309,434

  Total Short Term Investments (cost $1,309,434)                                                $1,309,434

TOTAL INVESTMENTS - 100.3% (COST $60,230,471)                                                  $67,982,651
---------------------------------------------

OTHER ASSETS AND LIABILITIES, NET -  (0.3%)                                                     $(172,453)
-------------------------------------------

TOTAL NET ASSETS - 100%                                                                        $67,810,198
-----------------------

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(a) Non-income producing security.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the Registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the "Act")) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     THE LOU HOLLAND TRUST


                                     By:       /S/ LOUIS A. HOLLAND
                                               ------------------------
                                     Name:     Louis A. Holland
                                     Title:    President
                                     Date:     May 23, 2006


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                     By:       /S/ LOUIS A. HOLLAND
                                               ------------------------
                                     Name:     Louis A. Holland
                                     Title:    President
                                     Date:     May 23, 2006

                                     By:       /S/ LAURA J. JANUS
                                               ------------------------
                                     Name:     Laura J. Janus
                                     Title:    Treasurer
                                     Date:     May 23, 2006

                                  EXHIBIT LIST

Exhibit 3(a): Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b): Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.